Condensed interim consolidated statements of financial position (unaudited) - CAD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jan. 01, 2017
Current assets
Cash and temporary investments, net	$ 683	$ 509	$ 432
Accounts receivable	1,485	1,614	1,462
Income and other taxes receivable	6	96	9
Inventories	330	380	320
Contract assets	760	757	700
Prepaid expenses	640	493	443
Current derivative assets	29	18	11
Total	3,933	3,867	3,377
Non-current assets
Property, plant and equipment, net	11,712	11,368	10,464
Intangible assets, net	10,786	10,658	10,364
Goodwill, net	4,610	4,236	3,787
Contract assets	365	396	352
Other long-term assets	633	528	733
Total	28,106	27,186	25,700
Total	32,039	31,053	29,077
Current liabilities
Short-term borrowings	113	100	100
Accounts payable and accrued liabilities	2,331	2,460	2,330
Income and other taxes payable	116	34	37
Dividends payable	315	299	284
Advance billings and customer deposits	619	632	584
Provisions	106	78	124
Current maturities of long-term debt	1,009	1,404	1,327
Current derivative liabilities	3	33	12
Total	4,612	5,040	4,798
Non-current liabilities
Provisions	702	511	395
Long-term debt	13,136	12,256	11,604
Other long-term liabilities	867	847	736
Deferred income taxes	2,971	2,941	2,511
Total	17,676	16,555	15,246
Liabilities	22,288	21,595	20,044
Owners' equity
Common equity	9,679	9,416	9,014
Non-controlling interests	72	42	19
Total	9,751	9,458	9,033
Total	32,039	31,053	29,077
Contingent Liabilities